SEGMENT INFORMATION (Details)		12 Months Ended
	Jul. 28, 2022 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment
SEGMENT INFORMATION
Number of reportable segments | segment		3	1
Operations by reportable segment
Revenues, Net		$ 160,835,847	$ 84,873,992
Cost of Goods Sold		79,866,972	64,162,019
Gross Profit		80,968,875	20,711,973
General and Administrative		52,913,911	45,574,365
Sales and Marketing		2,837,764	3,427,338
Professional Fees		7,304,308	9,951,482
Depreciation and Amortization		14,627,126	12,301,466
Impairment Expense for Goodwill		37,911,601	5,850,772
Impairment Expense for Intangible Assets		14,902,928	0
Loss from Operations		(49,528,763)	(56,393,450)
Other Expense (Income):
Interest Expense		9,818,733	7,608,490
Interest Income		(45,138)	(56,468)
Loss on Equity Method Investments	$ (745,072)	2,101,649	2,006,639
Loss on Change in Fair Value of Derivative Liabilities		28,289	29,863
Loss (Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable		24,399,013	(28,868,949)
Loss on Extinguishment of Debt			489,647
Other Expense, Net		2,286,288	(252,822)
Total Other Expense (Income), Net		38,588,834	(19,043,600)
Loss from Operations Before Provision for Income Tax Expense		(88,117,597)	(37,349,850)
Total Assets		303,774,997	350,628,568
Retail
Operations by reportable segment
Revenues, Net		39,077,872	26,730,848
Cost of Goods Sold		17,525,914	15,232,736
Gross Profit		21,551,958	11,498,112
General and Administrative		13,057,624	7,154,722
Sales and Marketing		1,719,852	912,332
Professional Fees		99,156	239,961
Depreciation and Amortization		1,311,455	457,061
Loss from Operations		5,363,871	2,734,036
Other Expense (Income):
Interest Expense		96,477	346
Other Expense, Net		262,472	157,301
Total Other Expense (Income), Net		358,949	157,647
Loss from Operations Before Provision for Income Tax Expense		5,004,922	2,576,389
Total Assets		27,054,172	23,757,618
Wholesale Biomass
Operations by reportable segment
Revenues, Net		105,696,454	41,372,683
Cost of Goods Sold		47,502,511	32,235,069
Gross Profit		58,193,943	9,137,614
General and Administrative		9,014,806	6,070,793
Sales and Marketing		358,850	49,626
Professional Fees		233,161	478,599
Depreciation and Amortization		11,114,259	9,918,074
Loss from Operations		37,472,867	(7,379,478)
Other Expense (Income):
Interest Expense		24,856	22,813
Other Expense, Net		298,129	(544,125)
Total Other Expense (Income), Net		322,985	(521,312)
Loss from Operations Before Provision for Income Tax Expense		37,149,882	(6,858,166)
Total Assets		220,054,000	215,355,030
Consumer package goods
Operations by reportable segment
Revenues, Net		16,061,521	16,770,461
Cost of Goods Sold		14,838,547	16,694,214
Gross Profit		1,222,974	76,247
General and Administrative		2,101,043	2,117,117
Sales and Marketing		65,501	569,251
Professional Fees		171,197	210,126
Depreciation and Amortization		742,951	694,111
Loss from Operations		(1,857,718)	(3,514,358)
Other Expense (Income):
Interest Expense		12,549	15,235
Interest Income		(138)
Other Expense, Net		285,468	104,990
Total Other Expense (Income), Net		297,879	120,225
Loss from Operations Before Provision for Income Tax Expense		(2,155,597)	(3,634,583)
Total Assets		12,773,863	15,420,275
Corporate & Other
Operations by reportable segment
General and Administrative		28,740,438	30,231,733
Sales and Marketing		693,561	1,896,129
Professional Fees		6,800,794	9,022,796
Depreciation and Amortization		1,458,461	1,232,220
Impairment Expense for Goodwill		37,911,601	5,850,772
Impairment Expense for Intangible Assets		14,902,928
Loss from Operations		(90,507,783)	(48,233,650)
Other Expense (Income):
Interest Expense		9,684,851	7,570,096
Interest Income		(45,000)	(56,468)
Loss on Equity Method Investments		2,101,649	2,006,639
Loss on Change in Fair Value of Derivative Liabilities		28,289	29,863
Loss (Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable		24,399,013	(28,868,949)
Loss on Extinguishment of Debt			489,647
Other Expense, Net		1,440,219	29,012
Total Other Expense (Income), Net		37,609,021	(18,800,160)
Loss from Operations Before Provision for Income Tax Expense		(128,116,804)	(29,433,490)
Total Assets		$ 43,892,962	$ 96,095,645